Income Taxes (Components of Domestic and Foreign Income and Provision for Current and Deferred Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income before income taxes:
Sony Corporation and all subsidiaries in Japan	¥ 436,494	¥ 166,158	¥ 149,256
Foreign subsidiaries	262,555	85,461	155,248
Income before income taxes	699,049	251,619	304,504
Income taxes - Current:
Sony Corporation and all subsidiaries in Japan	69,697	49,739	41,080
Foreign subsidiaries	57,988	50,521	53,498
Current	127,685	100,260	94,578
Income taxes - Deferred:
Sony Corporation and all subsidiaries in Japan	29,640	11,478	(1,745)
Foreign subsidiaries	(5,555)	12,320	1,956
Deferred	24,085	23,798	211
Total income tax expense	¥ 151,770	¥ 124,058	¥ 94,789